May 27, 2026

The Davenport Funds

Davenport Core Leaders Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Davenport Insider Buying Fund

Ticker Symbol: DBUYX

Supplement to the Prospectus Dated August 1, 2025

IMPORTANT NOTICE REGARDING The Adoption of an 80% INVESTMENT POLICY For the Davenport Value & Income Fund and the Davenport Insider Buying Fund Pursuant to the Investment Company Names Rule

This Supplement is being provided to notify shareholders of the Davenport Value & Income Fund (the “Value and Income Fund”) and the Davenport Insider Buying Fund (the “Insider Buying Fund,” and, together with the Value & Income Fund, the “Funds”) of the adoption of new 80% investment policies effective on August 1, 2026 in response to recent amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Names Rule”).

Background and Purpose

Value & Income Fund. The Value & Income Fund’s investment objective is to achieve long-term growth while generating current income through dividend payments on portfolio securities. In order to align the Value & Income Fund’s investment policies with the requirements of the Names Rule, the Value & Income Fund has adopted a new non-fundamental investment policy that addresses both the “value” and “income” elements of its name.

Insider Buying Fund. The Insider Buying Fund’s investment objective is to achieve long-term growth of capital. In order to align the Insider Buying Fund’s investment policies with the requirements of the Names Rule, the Insider Buying Fund has adopted a new non-fundamental investment policy that

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incorporates “insider buying activities” as a key element to its stock selection process and defines the term “insider buying.”

General. The adoption of each 80% policy is intended to clarify each Fund’s existing investment approach and to ensure compliance with the regulatory requirements of the Names Rule. The adoption of each policy does not represent a material change to the manner in which each Fund is managed and does not require shareholder approval.

New 80% Investment Policies

Value & Income Fund. Effective August 1, 2026, under normal circumstances, the Value & Income Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are considered to have attractive valuations and dividend income potential.

Davenport & Company LLC (the “Adviser”) will seek to identify stocks of companies that have a history of dividend payments and dividend growth, or dividend growth potential, and are considered to be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. In assessing whether an investment qualifies for inclusion in the Fund’s 80% investment basket, the Adviser will assess the valuation of a company based on its intrinsic, absolute, and relative value, and will assess a company’s dividend growth potential by analyzing its dividend history, competitive position, and industry dynamics. The Adviser uses a “bottom-up” stock selection approach that focuses primarily on individual companies having an attractive business model, sound balance sheet, and a disciplined management team, in the context of broader market factors.

Insider Buying Fund. Effective August 1, 2026, under normal circumstances, the Insider Buying Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of companies that show strong capital appreciation potential, based upon insider buying activity. “Insider buying” means purchases of a company’s stock by a company’s executives, officers and/or directors that occur within a year of the Fund’s investment, as publicly reported in Securities and Exchange Commission (“SEC”) insider transaction filings (Forms 4 and 5).

In selecting investments for the Fund, the Adviser will focus, among other matters, on the amount of insider buying activity in a company by a director, officer or executive within that company in an effort to discern if a company has favorable investment potential, based on the thesis that corporate insiders may know more about the prospects of a company than other investors. When analyzing the buying and selling activities of corporate insiders using public information from SEC filings, the Adviser considers various factors, such as the position of the insider within the company, possible motivations for the trade, trade volumes, and insider trading trends, including clustering and net buy/sells. The Adviser may also take into account the amount of insider ownership in a company by a director, officer, or executive, as a secondary consideration.

In addition, the Adviser will select stocks of companies that have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Adviser will focus on several other criteria, including, among other things:

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▪	wide economic moat – the company has a competitive advantage that may be difficult to replicate;
▪	financial flexibility – the company has the ability to self-finance its growth through internally generated cash flow and to efficiently direct its free cash flow through capital expenditures, acquisitions, share buybacks, dividends, and/or debt paydown;
▪	above-average growth – the company has a favorable trajectory of revenue, earnings, and cash flow growth versus the broader market, as measured by companies in the S&P 500® Index;
▪	above-average returns on capital – the company has the ability to generate above-average returns on equity, assets, or invested capital; and
▪	below average valuation – the company’s shares are trading at a below-average valuation multiple on an absolute basis, or on a relative basis as measured by its competitors and/or companies in the S&P 500® Index.

This Supplement should be retained for future reference.

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May 27, 2026

Davenport VALUE & INCOMe FUND (DVIPX)

Supplement to the August 1, 2025 Summary Prospectus

IMPORTANT NOTICE REGARDING The Adoption of an 80% INVESTMENT POLICY Pursuant to the Investment Company Names Rule

This Supplement is being provided to notify shareholders of the Davenport Value & Income Fund (the “Value & Income Fund” or the “Fund”) of the adoption of a new 80% investment policy effective on August 1, 2026 in response to recent amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Names Rule”).

Background and Purpose

The Value & Income Fund’s investment objective is to achieve long-term growth while generating current income through dividend payments on portfolio securities. In order to align the Value & Income Fund’s investment policies with the requirements of the Names Rule, the Value & Income Fund has adopted a new non-fundamental investment policy that addresses both the “value” and “income” elements of its name.

The adoption of the 80% policy is intended to clarify the Fund’s existing investment approach and to ensure compliance with the regulatory requirements of the Names Rule. The adoption of this policy does not represent a material change to the manner in which the Fund is managed and does not require shareholder approval.

New 80% Investment Policy

Effective August 1, 2026, under normal circumstances, the Value & Income Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are considered to have attractive valuations and dividend income potential.

Davenport & Company LLC (the “Adviser”) will seek to identify stocks of companies that have a history of dividend payments and dividend growth, or dividend growth potential, and are considered to be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. In assessing whether an investment qualifies for inclusion in the Fund’s 80% investment basket, the Adviser will assess the valuation of a company based on its intrinsic, absolute, and relative value, and will assess a company’s dividend growth potential by analyzing its dividend history, competitive position, and industry dynamics. The Adviser uses a “bottom-up” stock selection approach that focuses primarily on individual companies having an attractive business model, sound balance sheet, and a disciplined management team, in the context of broader market factors.

This Supplement should be retained for future reference.

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May 27, 2026

Davenport INSIDER BUYING FUND (DBUYX)

Supplement to the August 1, 2025 Summary Prospectus

IMPORTANT NOTICE REGARDING The Adoption of an 80% INVESTMENT POLICY Pursuant to the Investment Company Names Rule

This Supplement is being provided to notify shareholders of the Davenport Insider Buying Fund (the “Insider Buying Fund” or the “Fund”) of the adoption of a new 80% investment policy effective on August 1, 2026 in response to recent amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Names Rule”).

Background and Purpose

The Insider Buying Fund’s investment objective is to achieve long-term growth of capital. In order to align the Insider Buying Fund’s investment policies with the requirements of the Names Rule, the Insider Buying Fund has adopted a new non-fundamental investment policy that incorporates “insider buying activities” as a key element to its stock selection process and defines the term “insider buying.”

The adoption of the 80% policy is intended to clarify the Fund’s existing investment approach and to ensure compliance with the regulatory requirements of the Names Rule. The adoption of this policy does not represent a material change to the manner in which the Fund is managed and does not require shareholder approval.

New 80% Investment Policy

Effective August 1, 2026, under normal circumstances, the Insider Buying Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of companies that show strong capital appreciation potential, based upon insider buying activity. “Insider buying” means purchases of a company’s stock by a company’s executives, officers and/or directors that occur within a year of the Fund’s investment, as publicly reported in Securities and Exchange Commission (“SEC”) insider transaction filings (Forms 4 and 5).

In selecting investments for the Fund, the Adviser will focus, among other matters, on the amount of insider buying activity in a company by a director, officer, or executive within that company in an effort to discern if a company has favorable investment potential, based on the thesis that corporate insiders may know more about the prospects of a company than other investors. When analyzing the buying and selling activities of corporate insiders using public information from SEC filings, the Adviser considers various factors, such as the position of the insider within the company, possible motivations for the trade, trade volumes, and insider trading trends, including clustering and net buy/sells. The Adviser may also take into account the amount of insider ownership in a company by a director, officer, or executive, as a secondary consideration.

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In addition, the Adviser will select stocks of companies that have strong and focused management, solid balance sheets, and a history of proven results. In determining whether a company has the potential for appreciation, the Adviser will focus on several other criteria, including, among other things:

▪	wide economic moat – the company has a competitive advantage that may be difficult to replicate;
▪	financial flexibility – the company has the ability to self-finance its growth through internally generated cash flow and to efficiently direct its free cash flow through capital expenditures, acquisitions, share buybacks, dividends, and/or debt paydown;
▪	above-average growth – the company has a favorable trajectory of revenue, earnings, and cash flow growth versus the broader market, as measured by companies in the S&P 500® Index;
▪	above-average returns on capital – the company has the ability to generate above-average returns on equity, assets, or invested capital; and
▪	below average valuation – the company’s shares are trading at a below-average valuation multiple on an absolute basis, or on a relative basis as measured by its competitors and/or companies in the S&P 500® Index.

This Supplement should be retained for future reference.

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